Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Borrowings [Abstract]
Disclosure Of Detailed Information About Borrowings Explanatory

	Note	December 31, 2020	December 31, 2019
Credit Facility	11(a)	$289,910	$116,625
2020 Convertible Notes	11(b)	126,645	-
2019 Convertible Notes	11(c)	128,686	125,850
Standby Loan	11(d)	-	12,000
Debenture	11(e)	-	9,574
		545,241	264,049
Less: Current portion of loans and borrowings		(13,333)	(61,574)
Non-current portion of loans and borrowings		$531,908	$202,475

Disclosure Of Detailed Information About changes in Loans And Borrowings Arising From Investing And Financing Activities
The following is a summary of the changes in l
o
ans and borrowings arising from investing and financing activities for the years ended December 31, 2020 and 2019:

Balance – December 31, 2018	$ 214,559
$10 million draw from Aurizona Construction Facility, net of deferred financing costs	8,814
$20 million draw from Short-term Loan, net of deferred financing costs	19,600
$20 million draw from Revolving Credit Facility, net of deferred financing costs	19,592
Modification gain and transaction costs on conversion of Mesquite Acquisition Credit Facility to Revolving Credit Facility	(1,804)
Debt component of Convertible Notes, net of deferred financing costs	123,942
Repayment of debt and accrued interest	(131,211)
Loss on extinguishment of debt	13,540
Debenture principal repayment settled by issuance of shares	(10,450)
Accretion and accrued interest	7,467

Balance – December 31, 2019	264,049
Debt assumed in Leagold Acquisition, including accrued interest	323,870
$380 million draw from Credit Facility, net of deferred financing costs	372,682
Debt component of Convertible Notes, net of deferred financing costs	124,622
Repayment of debt and accrued interest	(547,463)
Modification gain and transaction costs incurred on Credit Facility	(4,839)
Accretion and accrued interest	12,320

Balance – December 31, 2020	$ 545,241